Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
Note 14 – Accrued Expenses and Other Liabilities

The liabilities comprising “Accrued expenses and other liabilities” as of December 31, 2019 and December 31, 2018 are summarized in the following table (dollars in thousands):

Accrued Expenses and Other Liabilities

	December 31, 2019	December 31, 2018
Accrued interest payable	$10,779	$8,056
Net current tax payable	-	152
Net deferred tax payable	-	7,166
Accrued expenses	5,090	5,259
Total accrued expenses and other liabilities	$15,869	$20,633